UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08189
J.P. Morgan Fleming Mutual Fund Group, Inc.
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class A Shares/Ticker: JAMCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class A Shares)	$59	1.12%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAMCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class C Shares/Ticker: JCMVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class C Shares)	$85	1.62%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCMVX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class I Shares/Ticker: JMVSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class I Shares)	$46	0.87%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVSX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class L Shares/Ticker: FLMVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class L Shares)	$39	0.73%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
FLMVX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class R2 Shares/Ticker: JMVZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R2 Shares)	$73	1.38%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVZX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class R3 Shares/Ticker: JMVPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R3 Shares)	$60	1.13%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVPX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class R4 Shares/Ticker: JMVQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R4 Shares)	$46	0.88%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVQX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class R5 Shares/Ticker: JMVRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R5 Shares)	$39	0.73%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVRX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class R6 Shares/Ticker: JMVYX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R6 Shares)	$33	0.63%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVYX-1224

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Mid Cap/Multi-Cap Funds
December 31, 2024 (Unaudited)
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Automobiles — 2.8%
Tesla, Inc. *	1,501	606,113
Beverages — 0.5%
Constellation Brands, Inc., Class A	513	113,410
Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc. *	494	116,361
Exact Sciences Corp. *	471	26,448
Natera, Inc. *	1,336	211,457
Regeneron Pharmaceuticals, Inc. *	195	138,926
		493,192
Broadline Retail — 6.5%
Amazon.com, Inc. *	6,312	1,384,716
Building Products — 0.9%
Trane Technologies plc	494	182,628
Capital Markets — 5.6%
Blackstone, Inc.	1,654	285,133
Goldman Sachs Group, Inc. (The)	358	204,690
Interactive Brokers Group, Inc., Class A	1,280	226,207
KKR & Co., Inc.	1,456	215,374
Moody's Corp.	451	213,491
Robinhood Markets, Inc., Class A *	1,129	42,062
		1,186,957
Commercial Services & Supplies — 0.9%
Copart, Inc. *	3,270	187,658
Communications Equipment — 0.7%
Arista Networks, Inc. *	1,430	158,046
Construction & Engineering — 1.2%
Quanta Services, Inc.	808	255,437
Construction Materials — 0.4%
Eagle Materials, Inc.	319	78,795
Distributors — 0.4%
Pool Corp.	235	80,169
Electrical Equipment — 2.3%
AMETEK, Inc.	975	175,644
GE Vernova, Inc.	276	90,912
Hubbell, Inc.	182	76,097
Vertiv Holdings Co., Class A	1,267	143,958
		486,611
Energy Equipment & Services — 0.8%
TechnipFMC plc (United Kingdom)	5,740	166,119
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 2.3%
Netflix, Inc. *	368	328,141
Take-Two Interactive Software, Inc. *	848	156,146
		484,287
Financial Services — 2.8%
Mastercard, Inc., Class A	1,120	589,521
Ground Transportation — 1.8%
JB Hunt Transport Services, Inc.	835	142,502
Saia, Inc. *	222	101,187
Uber Technologies, Inc. *	2,356	142,090
		385,779
Health Care Equipment & Supplies — 2.1%
Cooper Cos., Inc. (The) *	1,348	123,919
Intuitive Surgical, Inc. *	638	332,967
		456,886
Health Care Providers & Services — 0.5%
McKesson Corp.	195	110,931
Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc.	55	274,351
DoorDash, Inc., Class A *	1,273	213,443
Flutter Entertainment plc (United Kingdom) *	314	81,217
Hilton Worldwide Holdings, Inc.	480	118,616
Starbucks Corp.	1,010	92,165
		779,792
Household Durables — 0.7%
Garmin Ltd.	724	149,351
Industrial Conglomerates — 0.6%
3M Co.	941	121,529
Insurance — 0.9%
Progressive Corp. (The)	836	200,270
Interactive Media & Services — 9.5%
Alphabet, Inc., Class C	4,534	863,577
Meta Platforms, Inc., Class A	1,994	1,167,352
		2,030,929
IT Services — 1.0%
MongoDB, Inc. *	264	61,601
Shopify, Inc., Class A (Canada) *	766	81,472
Snowflake, Inc., Class A *	499	76,990
		220,063
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	1

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 1.3%
IQVIA Holdings, Inc. *	318	62,464
Mettler-Toledo International, Inc. *	56	68,325
Thermo Fisher Scientific, Inc.	297	154,873
		285,662
Machinery — 1.5%
Ingersoll Rand, Inc.	1,506	136,195
ITT, Inc.	1,251	178,801
		314,996
Media — 1.0%
Trade Desk, Inc. (The), Class A *	1,896	222,893
Oil, Gas & Consumable Fuels — 0.7%
EOG Resources, Inc.	1,168	143,141
Personal Care Products — 0.5%
elf Beauty, Inc. * (a)	820	102,915
Pharmaceuticals — 2.8%
Eli Lilly & Co.	658	507,818
Intra-Cellular Therapies, Inc. *	1,109	92,637
		600,455
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	943	121,329
Semiconductors & Semiconductor Equipment — 15.7%
Broadcom, Inc.	3,814	884,309
Entegris, Inc.	1,245	123,340
NVIDIA Corp.	14,414	1,935,576
ON Semiconductor Corp. *	1,773	111,784
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	737	145,607
Teradyne, Inc.	1,089	137,121
		3,337,737
Software — 15.2%
AppLovin Corp., Class A *	115	37,305
Atlassian Corp., Class A *	773	188,197
Coreweave, Inc. ‡ * (b)	49	46,989
Crowdstrike Holdings, Inc., Class A *	380	130,159
HubSpot, Inc. *	288	200,931
Intuit, Inc.	422	265,033
Microsoft Corp.	4,033	1,699,716
Oracle Corp.	1,524	253,924
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued
Palo Alto Networks, Inc. *	1,472	267,921
Synopsys, Inc. *	285	138,063
		3,228,238
Specialty Retail — 1.9%
Home Depot, Inc. (The)	356	138,562
TJX Cos., Inc. (The)	2,156	260,501
		399,063
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	5,534	1,385,772
Trading Companies & Distributors — 0.3%
Air Lease Corp.	1,301	62,703
Total Common Stocks (Cost $9,304,685)		21,114,093
Short-Term Investments — 1.3%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (c) (d) (Cost $227,128)	227,065	227,156
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (c) (d) (Cost $48,146)	48,145	48,145
Total Short-Term Investments (Cost $275,274)		275,301
Total Investments — 100.5% (Cost $9,579,959)		21,389,394
Liabilities in Excess of Other Assets — (0.5)%		(104,977)
NET ASSETS — 100.0%		21,284,417

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $46,604.
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%
Aerospace & Defense — 1.2%
Axon Enterprise, Inc. *	23	13,772
HEICO Corp., Class A	147	27,317
Howmet Aerospace, Inc.	67	7,292
Woodward, Inc.	91	15,179
		63,560
Automobiles — 0.2%
Thor Industries, Inc.	99	9,488
Banks — 3.6%
Fifth Third Bancorp	914	38,650
First Citizens BancShares, Inc., Class A	23	48,675
M&T Bank Corp.	237	44,481
NU Holdings Ltd., Class A (Brazil) *	1,258	13,034
Regions Financial Corp.	1,782	41,914
		186,754
Beverages — 1.1%
Constellation Brands, Inc., Class A	139	30,640
Keurig Dr Pepper, Inc.	880	28,278
		58,918
Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc. *	108	25,445
Exact Sciences Corp. *	99	5,530
Exelixis, Inc. *	224	7,472
Insmed, Inc. *	145	10,020
Natera, Inc. *	177	28,068
REVOLUTION Medicines, Inc. *	118	5,172
Vaxcyte, Inc. *	58	4,726
Viking Therapeutics, Inc. *	116	4,658
		91,091
Building Products — 2.1%
AAON, Inc.	149	17,561
Carlisle Cos., Inc.	107	39,405
Fortune Brands Innovations, Inc.	477	32,577
Simpson Manufacturing Co., Inc.	62	10,353
Trane Technologies plc	23	8,409
		108,305
Capital Markets — 8.1%
Ameriprise Financial, Inc.	139	73,899
Ares Management Corp.	170	30,033
Blue Owl Capital, Inc.	948	22,061
Coinbase Global, Inc., Class A *	42	10,400
FactSet Research Systems, Inc.	38	18,049
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Interactive Brokers Group, Inc., Class A	124	21,985
Jefferies Financial Group, Inc.	179	14,021
LPL Financial Holdings, Inc.	71	23,136
Moody's Corp.	22	10,400
MSCI, Inc.	33	19,749
Northern Trust Corp.	152	15,619
Raymond James Financial, Inc.	471	73,190
Robinhood Markets, Inc., Class A *	532	19,826
State Street Corp.	458	44,973
TPG, Inc.	142	8,895
Tradeweb Markets, Inc., Class A	142	18,593
		424,829
Chemicals — 0.9%
Celanese Corp.	195	13,484
RPM International, Inc.	269	33,128
		46,612
Commercial Services & Supplies — 1.2%
Cintas Corp.	40	7,419
Copart, Inc. *	289	16,577
MSA Safety, Inc.	64	10,576
Veralto Corp.	263	26,779
		61,351
Communications Equipment — 0.3%
Ciena Corp. *	91	7,738
Motorola Solutions, Inc.	22	10,122
		17,860
Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	24	10,258
Quanta Services, Inc.	89	27,916
		38,174
Construction Materials — 1.0%
Eagle Materials, Inc.	55	13,647
Martin Marietta Materials, Inc.	72	37,199
		50,846
Consumer Finance — 0.6%
Discover Financial Services	193	33,377
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	44	17,543
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Kroger Co. (The)	530	32,392
US Foods Holding Corp. *	555	37,408
		87,343
Containers & Packaging — 2.4%
Ball Corp.	406	22,368
Graphic Packaging Holding Co.	627	17,038
International Paper Co.	722	38,859
Packaging Corp. of America	96	21,718
Silgan Holdings, Inc.	508	26,434
		126,417
Distributors — 1.0%
Genuine Parts Co.	316	36,834
Pool Corp.	49	16,744
		53,578
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	155	17,212
Electric Utilities — 1.8%
PG&E Corp.	2,521	50,863
Xcel Energy, Inc.	651	43,974
		94,837
Electrical Equipment — 3.9%
Acuity Brands, Inc.	139	40,705
AMETEK, Inc.	359	64,672
GE Vernova, Inc.	22	7,261
Hubbell, Inc.	134	56,101
Vertiv Holdings Co., Class A	287	32,548
		201,287
Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp., Class A	142	9,870
Flex Ltd. *	727	27,891
Jabil, Inc.	227	32,629
TD SYNNEX Corp.	250	29,316
Teledyne Technologies, Inc. *	125	58,097
Zebra Technologies Corp., Class A *	107	41,496
		199,299
Energy Equipment & Services — 1.0%
Baker Hughes Co.	878	36,011
TechnipFMC plc (United Kingdom)	551	15,955
		51,966
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 1.3%
Take-Two Interactive Software, Inc. *	219	40,235
Warner Music Group Corp., Class A	834	25,854
		66,089
Financial Services — 2.4%
Block, Inc. *	415	35,228
Fidelity National Information Services, Inc.	491	39,676
MGIC Investment Corp.	1,710	40,550
Rocket Cos., Inc., Class A *	737	8,295
		123,749
Food Products — 1.6%
General Mills, Inc.	504	32,164
Hershey Co. (The)	141	23,786
Post Holdings, Inc. *	251	28,758
		84,708
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc.	297	50,711
Saia, Inc. *	47	21,378
		72,089
Health Care Equipment & Supplies — 1.8%
Cooper Cos., Inc. (The) *	143	13,113
Dexcom, Inc. *	116	8,984
GE HealthCare Technologies, Inc.	283	22,113
Globus Medical, Inc., Class A *	433	35,837
IDEXX Laboratories, Inc. *	19	7,992
Inspire Medical Systems, Inc. *	44	8,248
		96,287
Health Care Providers & Services — 4.3%
Cencora, Inc.	259	58,150
Henry Schein, Inc. *	597	41,324
Humana, Inc.	113	28,647
Labcorp Holdings, Inc.	60	13,778
McKesson Corp.	29	16,409
Quest Diagnostics, Inc.	292	43,985
Universal Health Services, Inc., Class B	118	21,207
		223,500
Health Care REITs — 0.4%
Ventas, Inc.	392	23,089
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A *	90	18,944
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	1,341	23,498
Hotels, Restaurants & Leisure — 3.7%
Darden Restaurants, Inc.	175	32,679
Domino's Pizza, Inc.	38	16,138
DoorDash, Inc., Class A *	120	20,102
Expedia Group, Inc. *	191	35,690
Flutter Entertainment plc (United Kingdom) *	67	17,311
Hilton Worldwide Holdings, Inc.	149	36,763
Las Vegas Sands Corp.	325	16,679
Planet Fitness, Inc., Class A *	161	15,877
		191,239
Household Durables — 0.8%
Garmin Ltd.	57	11,704
Mohawk Industries, Inc. *	267	31,891
		43,595
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	113	15,534
Insurance — 4.1%
Arch Capital Group Ltd.	491	45,390
Arthur J Gallagher & Co.	53	14,961
Hartford Financial Services Group, Inc. (The)	403	44,123
Loews Corp.	822	69,604
WR Berkley Corp.	708	41,424
		215,502
Interactive Media & Services — 0.4%
IAC, Inc. *	507	21,883
IT Services — 2.1%
Gartner, Inc. *	64	31,136
Globant SA *	91	19,392
GoDaddy, Inc., Class A *	191	37,740
MongoDB, Inc. *	72	16,801
Snowflake, Inc., Class A *	39	6,023
		111,092
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	63	8,525
IQVIA Holdings, Inc. *	57	11,165
Mettler-Toledo International, Inc. *	8	9,592
West Pharmaceutical Services, Inc.	56	18,253
		47,535
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 4.6%
Dover Corp.	223	41,898
Esab Corp.	126	15,101
Ingersoll Rand, Inc.	592	53,514
ITT, Inc.	440	62,914
Lincoln Electric Holdings, Inc.	219	41,116
Snap-on, Inc.	41	13,880
Westinghouse Air Brake Technologies Corp.	66	12,453
		240,876
Media — 0.8%
Trade Desk, Inc. (The), Class A *	343	40,372
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	519	19,778
Multi-Utilities — 2.9%
CMS Energy Corp.	662	44,145
NiSource, Inc.	932	34,254
Public Service Enterprise Group, Inc.	231	19,536
WEC Energy Group, Inc.	573	53,892
		151,827
Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	107	23,033
Coterra Energy, Inc.	1,692	43,215
Diamondback Energy, Inc.	295	48,435
EOG Resources, Inc.	134	16,386
Williams Cos., Inc. (The)	1,119	60,552
		191,621
Personal Care Products — 0.3%
elf Beauty, Inc. *	105	13,197
Pharmaceuticals — 0.8%
Intra-Cellular Therapies, Inc. *	201	16,828
Jazz Pharmaceuticals plc *	223	27,408
		44,236
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	155	20,017
Parsons Corp. *	249	22,961
UL Solutions, Inc., Class A	617	30,758
		73,736
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	269	35,328
Residential REITs — 1.8%
American Homes 4 Rent, Class A	891	33,325
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — continued
AvalonBay Communities, Inc.	165	36,265
Mid-America Apartment Communities, Inc.	164	25,366
		94,956
Retail REITs — 0.8%
Regency Centers Corp.	571	42,182
Semiconductors & Semiconductor Equipment — 2.4%
Entegris, Inc.	178	17,662
Marvell Technology, Inc.	108	11,871
Microchip Technology, Inc.	115	6,619
Monolithic Power Systems, Inc.	18	10,654
ON Semiconductor Corp. *	610	38,430
Onto Innovation, Inc. *	57	9,516
Rambus, Inc. *	188	9,958
Teradyne, Inc.	174	21,844
		126,554
Software — 5.2%
AppLovin Corp., Class A *	164	53,025
Atlassian Corp., Class A *	66	16,206
Confluent, Inc., Class A *	526	14,725
Crowdstrike Holdings, Inc., Class A *	33	11,247
CyberArk Software Ltd. *	42	13,882
Datadog, Inc., Class A *	210	30,002
Elastic NV *	67	6,606
Gitlab, Inc., Class A *	111	6,235
HubSpot, Inc. *	54	37,740
Nutanix, Inc., Class A *	231	14,144
Palantir Technologies, Inc., Class A *	485	36,724
Palo Alto Networks, Inc. *	50	9,047
Rubrik, Inc., Class A *	116	7,570
Tyler Technologies, Inc. *	29	16,593
		273,746
Specialized REITs — 1.3%
Public Storage	67	20,007
SBA Communications Corp.	84	17,188
Weyerhaeuser Co.	1,073	30,196
		67,391
Specialty Retail — 3.5%
AutoZone, Inc. *	15	49,218
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Bath & Body Works, Inc.	597	23,146
Best Buy Co., Inc.	350	29,992
Burlington Stores, Inc. *	72	20,634
Floor & Decor Holdings, Inc., Class A *	86	8,604
Ross Stores, Inc.	89	13,480
Tractor Supply Co.	506	26,850
Ulta Beauty, Inc. *	24	10,316
		182,240
Textiles, Apparel & Luxury Goods — 1.4%
Carter's, Inc.	460	24,948
On Holding AG, Class A (Switzerland) *	216	11,802
Ralph Lauren Corp.	156	35,964
		72,714
Trading Companies & Distributors — 0.2%
Air Lease Corp.	204	9,844
Total Common Stocks (Cost $3,721,840)		5,082,035
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $140,828)	140,805	140,861
Total Investments — 99.9% (Cost $3,862,668)		5,222,896
Other Assets in Excess of Liabilities — 0.1%		3,995
NET ASSETS — 100.0%		5,226,891

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Aerospace & Defense — 2.7%
Axon Enterprise, Inc. *	151	89,547
HEICO Corp., Class A	954	177,611
Howmet Aerospace, Inc.	434	47,455
		314,613
Automobiles — 0.5%
Thor Industries, Inc.	645	61,689
Banks — 0.7%
NU Holdings Ltd., Class A (Brazil) *	8,180	84,746
Beverages — 0.5%
Constellation Brands, Inc., Class A	243	53,804
Biotechnology — 5.1%
Alnylam Pharmaceuticals, Inc. *	703	165,446
Exact Sciences Corp. *	640	35,952
Exelixis, Inc. *	1,459	48,582
Insmed, Inc. *	944	65,153
Natera, Inc. *	1,153	182,496
REVOLUTION Medicines, Inc. *	769	33,628
Vaxcyte, Inc. *	375	30,730
Viking Therapeutics, Inc. * (a)	752	30,287
		592,274
Building Products — 2.0%
AAON, Inc.	970	114,181
Simpson Manufacturing Co., Inc.	406	67,317
Trane Technologies plc	148	54,722
		236,220
Capital Markets — 11.6%
Ares Management Corp.	1,103	195,276
Coinbase Global, Inc., Class A *	272	67,620
FactSet Research Systems, Inc.	244	117,353
Interactive Brokers Group, Inc., Class A	811	143,258
Jefferies Financial Group, Inc.	1,163	91,162
LPL Financial Holdings, Inc.	462	150,754
Moody's Corp.	143	67,619
MSCI, Inc.	214	128,406
Raymond James Financial, Inc.	498	77,379
Robinhood Markets, Inc., Class A *	3,460	128,911
TPG, Inc.	920	57,834
Tradeweb Markets, Inc., Class A	924	120,891
		1,346,463
Commercial Services & Supplies — 1.9%
Cintas Corp.	264	48,239
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Copart, Inc. *	1,878	107,781
MSA Safety, Inc.	415	68,769
		224,789
Communications Equipment — 0.4%
Ciena Corp. *	593	50,313
Construction & Engineering — 2.1%
Comfort Systems USA, Inc.	157	66,699
Quanta Services, Inc.	575	181,512
		248,211
Construction Materials — 0.8%
Eagle Materials, Inc.	360	88,736
Consumer Staples Distribution & Retail — 1.0%
Casey's General Stores, Inc.	288	114,066
Distributors — 0.9%
Pool Corp.	319	108,870
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	1,010	111,911
Electrical Equipment — 3.7%
AMETEK, Inc.	525	94,603
GE Vernova, Inc.	143	47,254
Hubbell, Inc.	173	72,463
Vertiv Holdings Co., Class A	1,863	211,628
		425,948
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	924	64,174
Teledyne Technologies, Inc. *	162	75,176
		139,350
Energy Equipment & Services — 0.9%
TechnipFMC plc (United Kingdom)	3,585	103,739
Entertainment — 1.0%
Take-Two Interactive Software, Inc. *	639	117,697
Financial Services — 0.9%
Block, Inc. *	560	47,591
Rocket Cos., Inc., Class A * (a)	4,790	53,934
		101,525
Ground Transportation — 2.0%
JB Hunt Transport Services, Inc.	558	95,226
Saia, Inc. *	305	139,000
		234,226
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 2.1%
Cooper Cos., Inc. (The) *	928	85,262
Dexcom, Inc. *	751	58,417
IDEXX Laboratories, Inc. *	126	51,965
Inspire Medical Systems, Inc. *	289	53,632
		249,276
Health Care Providers & Services — 0.9%
McKesson Corp.	187	106,692
Health Care Technology — 1.1%
Veeva Systems, Inc., Class A *	586	123,177
Hotels, Restaurants & Leisure — 6.9%
Domino's Pizza, Inc.	250	104,927
DoorDash, Inc., Class A *	779	130,704
Flutter Entertainment plc (United Kingdom) *	435	112,555
Hilton Worldwide Holdings, Inc.	967	239,034
Las Vegas Sands Corp.	2,112	108,450
Planet Fitness, Inc., Class A *	1,044	103,232
		798,902
Household Durables — 0.7%
Garmin Ltd.	373	76,961
Independent Power and Renewable Electricity Producers — 0.9%
Vistra Corp.	733	101,000
Insurance — 0.8%
Arthur J Gallagher & Co.	343	97,277
IT Services — 4.1%
Gartner, Inc. *	418	202,448
Globant SA *	588	126,087
MongoDB, Inc. *	469	109,244
Snowflake, Inc., Class A *	254	39,164
		476,943
Life Sciences Tools & Services — 2.7%
Agilent Technologies, Inc.	413	55,430
IQVIA Holdings, Inc. *	369	72,597
Mettler-Toledo International, Inc. *	51	62,372
West Pharmaceutical Services, Inc.	362	118,680
		309,079
Machinery — 3.2%
Esab Corp.	819	98,190
Ingersoll Rand, Inc.	717	64,856
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
ITT, Inc.	894	127,797
Westinghouse Air Brake Technologies Corp.	427	80,967
		371,810
Media — 2.3%
Trade Desk, Inc. (The), Class A *	2,233	262,500
Oil, Gas & Consumable Fuels — 2.2%
Cheniere Energy, Inc.	697	149,758
EOG Resources, Inc.	869	106,544
		256,302
Personal Care Products — 0.7%
elf Beauty, Inc. *	683	85,805
Pharmaceuticals — 0.9%
Intra-Cellular Therapies, Inc. *	1,310	109,414
Professional Services — 1.1%
Booz Allen Hamilton Holding Corp.	1,016	130,823
Semiconductors & Semiconductor Equipment — 5.3%
Entegris, Inc.	1,159	114,841
Marvell Technology, Inc.	696	76,848
Monolithic Power Systems, Inc.	117	69,269
ON Semiconductor Corp. *	1,279	80,611
Onto Innovation, Inc. *	371	61,870
Rambus, Inc. *	1,225	64,751
Teradyne, Inc.	1,128	142,032
		610,222
Software — 15.6%
AppLovin Corp., Class A *	1,065	344,768
Atlassian Corp., Class A *	433	105,371
Confluent, Inc., Class A *	3,424	95,743
Coreweave, Inc. ‡ * (b)	29	27,714
Crowdstrike Holdings, Inc., Class A *	215	73,394
CyberArk Software Ltd. *	271	90,259
Datadog, Inc., Class A *	1,359	194,224
Elastic NV *	434	42,956
Gitlab, Inc., Class A *	719	40,542
HubSpot, Inc. *	352	245,386
Nutanix, Inc., Class A *	1,503	91,964
Palantir Technologies, Inc., Class A *	3,157	238,783
Palo Alto Networks, Inc. *	324	59,038
Rubrik, Inc., Class A *	750	49,006
Tyler Technologies, Inc. *	187	107,886
		1,807,034
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 5.0%
AutoZone, Inc. *	19	60,716
Burlington Stores, Inc. *	471	134,160
Floor & Decor Holdings, Inc., Class A *	561	55,946
Ross Stores, Inc.	580	87,644
Tractor Supply Co.	3,290	174,583
Ulta Beauty, Inc. *	154	67,076
		580,125
Textiles, Apparel & Luxury Goods — 0.7%
On Holding AG, Class A (Switzerland) *	1,401	76,734
Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,328	64,006
Total Common Stocks (Cost $8,386,150)		11,453,272
Short-Term Investments — 1.7%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (c) (d) (Cost $190,756)	190,696	190,772
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (c) (d) (Cost $9,270)	9,270	9,270
Total Short-Term Investments (Cost $200,026)		200,042
Total Investments — 100.3% (Cost $8,586,176)		11,653,314
Liabilities in Excess of Other Assets — (0.3)%		(38,097)
NET ASSETS — 100.0%		11,615,217

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $9,156.
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Aerospace & Defense — 0.4%
Woodward, Inc.	351	58,372
Banks — 5.2%
Fifth Third Bancorp	3,745	158,342
First Citizens BancShares, Inc., Class A	88	187,184
M&T Bank Corp.	910	171,050
Regions Financial Corp.	6,853	161,180
		677,756
Beverages — 1.5%
Constellation Brands, Inc., Class A	389	86,003
Keurig Dr Pepper, Inc.	3,386	108,743
		194,746
Building Products — 2.1%
Carlisle Cos., Inc.	411	151,530
Fortune Brands Innovations, Inc.	1,833	125,274
		276,804
Capital Markets — 6.4%
Ameriprise Financial, Inc.	534	284,182
Blue Owl Capital, Inc.	3,647	84,837
Northern Trust Corp.	586	60,065
Raymond James Financial, Inc.	1,518	235,725
State Street Corp.	1,762	172,944
		837,753
Chemicals — 1.4%
Celanese Corp.	749	51,851
RPM International, Inc.	1,036	127,518
		179,369
Commercial Services & Supplies — 0.8%
Veralto Corp.	1,011	102,979
Communications Equipment — 0.3%
Motorola Solutions, Inc.	84	38,923
Construction Materials — 1.1%
Martin Marietta Materials, Inc.	277	143,047
Consumer Finance — 1.0%
Discover Financial Services	741	128,352
Consumer Staples Distribution & Retail — 2.0%
Kroger Co. (The)	2,037	124,564
US Foods Holding Corp. *	2,132	143,850
		268,414
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — 3.7%
Ball Corp.	1,560	86,016
Graphic Packaging Holding Co.	2,412	65,518
International Paper Co.	2,777	149,434
Packaging Corp. of America	372	83,645
Silgan Holdings, Inc.	1,953	101,652
		486,265
Distributors — 1.1%
Genuine Parts Co.	1,213	141,644
Electric Utilities — 2.9%
PG&E Corp.	10,656	215,041
Xcel Energy, Inc.	2,505	169,099
		384,140
Electrical Equipment — 4.0%
Acuity Brands, Inc.	537	156,725
AMETEK, Inc.	1,071	193,094
Hubbell, Inc.	413	173,160
		522,979
Electronic Equipment, Instruments & Components — 5.2%
Flex Ltd. *	2,794	107,254
Jabil, Inc.	872	125,473
TD SYNNEX Corp.	961	112,734
Teledyne Technologies, Inc. *	386	178,952
Zebra Technologies Corp., Class A *	413	159,573
		683,986
Energy Equipment & Services — 1.0%
Baker Hughes Co.	3,376	138,482
Entertainment — 1.4%
Take-Two Interactive Software, Inc. *	463	85,115
Warner Music Group Corp., Class A	3,207	99,421
		184,536
Financial Services — 3.2%
Block, Inc. *	1,263	107,324
Fidelity National Information Services, Inc.	1,889	152,571
MGIC Investment Corp.	6,576	155,934
		415,829
Food Products — 2.5%
General Mills, Inc.	1,939	123,683
Hershey Co. (The)	539	91,239
Post Holdings, Inc. *	966	110,589
		325,511
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.1%
JB Hunt Transport Services, Inc.	813	138,690
Health Care Equipment & Supplies — 1.7%
GE HealthCare Technologies, Inc.	1,085	84,850
Globus Medical, Inc., Class A *	1,666	137,809
		222,659
Health Care Providers & Services — 6.1%
Cencora, Inc.	995	223,615
Henry Schein, Inc. *	2,296	158,913
Humana, Inc.	434	110,163
Labcorp Holdings, Inc.	231	52,887
Quest Diagnostics, Inc.	1,119	168,866
Universal Health Services, Inc., Class B	455	81,551
		795,995
Health Care REITs — 0.7%
Ventas, Inc.	1,508	88,790
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.	5,158	90,363
Hotels, Restaurants & Leisure — 2.0%
Darden Restaurants, Inc.	673	125,668
Expedia Group, Inc. *	737	137,243
		262,911
Household Durables — 0.9%
Mohawk Industries, Inc. *	1,029	122,634
Insurance — 5.9%
Arch Capital Group Ltd.	1,890	174,547
Hartford Financial Services Group, Inc. (The)	1,551	169,674
Loews Corp.	3,161	267,661
WR Berkley Corp.	2,722	159,295
		771,177
Interactive Media & Services — 0.6%
IAC, Inc. *	1,951	84,150
IT Services — 1.1%
GoDaddy, Inc., Class A *	735	145,128
Machinery — 5.4%
Dover Corp.	860	161,397
Ingersoll Rand, Inc.	1,851	167,461
ITT, Inc.	1,164	166,353
Lincoln Electric Holdings, Inc.	844	158,109
Snap-on, Inc.	157	53,377
		706,697
INVESTMENTS	SHARES (000)	VALUE ($000)

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	1,997	76,055
Multi-Utilities — 4.5%
CMS Energy Corp.	2,547	169,759
NiSource, Inc.	3,583	131,725
Public Service Enterprise Group, Inc.	889	75,125
WEC Energy Group, Inc.	2,204	207,239
		583,848
Oil, Gas & Consumable Fuels — 4.5%
Coterra Energy, Inc.	6,507	166,184
Diamondback Energy, Inc.	1,137	186,256
Williams Cos., Inc. (The)	4,302	232,852
		585,292
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	856	105,398
Professional Services — 1.6%
Parsons Corp. *	957	88,295
UL Solutions, Inc., Class A	2,371	118,280
		206,575
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	1,035	135,852
Residential REITs — 2.8%
American Homes 4 Rent, Class A	3,425	128,151
AvalonBay Communities, Inc.	634	139,456
Mid-America Apartment Communities, Inc.	631	97,546
		365,153
Retail REITs — 1.2%
Regency Centers Corp.	2,194	162,211
Semiconductors & Semiconductor Equipment — 1.0%
Microchip Technology, Inc.	466	26,710
ON Semiconductor Corp. *	1,588	100,108
		126,818
Specialized REITs — 2.0%
Public Storage	257	76,938
SBA Communications Corp.	324	65,960
Weyerhaeuser Co.	4,125	116,116
		259,014
Specialty Retail — 2.7%
AutoZone, Inc. *	48	153,363
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Bath & Body Works, Inc.	2,296	89,007
Best Buy Co., Inc.	1,344	115,333
		357,703
Textiles, Apparel & Luxury Goods — 1.8%
Carter's, Inc.	1,770	95,938
Ralph Lauren Corp.	599	138,300
		234,238
Total Common Stocks (Cost $7,534,020)		12,817,238
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $288,108)	288,034	288,150
Total Investments — 100.1% (Cost $7,822,128)		13,105,388
Liabilities in Excess of Other Assets — (0.1)%		(8,455)
NET ASSETS — 100.0%		13,096,933

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 1.9%
General Dynamics Corp.	271	71,459
Northrop Grumman Corp.	48	22,330
RTX Corp.	695	80,421
		174,210
Air Freight & Logistics — 1.8%
FedEx Corp.	348	97,963
United Parcel Service, Inc., Class B	519	65,398
		163,361
Automobile Components — 0.2%
Gentex Corp.	637	18,302
Banks — 11.5%
Bank of America Corp.	3,772	165,766
Columbia Banking System, Inc.	661	17,843
Fifth Third Bancorp	885	37,430
First Citizens BancShares, Inc., Class A	62	131,119
M&T Bank Corp.	918	172,604
PNC Financial Services Group, Inc. (The)	479	92,343
Regions Financial Corp.	3,914	92,061
Wells Fargo & Co.	4,482	314,831
		1,023,997
Beverages — 0.9%
Keurig Dr Pepper, Inc.	2,442	78,423
Biotechnology — 3.0%
AbbVie, Inc.	933	165,866
Regeneron Pharmaceuticals, Inc. *	97	68,832
Vertex Pharmaceuticals, Inc. *	73	29,237
		263,935
Broadline Retail — 0.9%
Amazon.com, Inc. *	369	81,003
Building Products — 1.4%
Carlisle Cos., Inc.	194	71,658
Fortune Brands Innovations, Inc.	729	49,791
		121,449
Capital Markets — 4.7%
Charles Schwab Corp. (The)	1,066	78,898
Morgan Stanley	637	80,063
Northern Trust Corp.	1,014	103,990
Raymond James Financial, Inc.	278	43,196
State Street Corp.	1,143	112,158
		418,305
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 0.8%
Axalta Coating Systems Ltd. *	2,079	71,156
Communications Equipment — 0.5%
Cisco Systems, Inc.	690	40,833
Construction & Engineering — 0.7%
WillScot Holdings Corp. *	1,947	65,124
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	125	64,671
Consumer Finance — 3.4%
American Express Co.	330	97,998
Capital One Financial Corp.	1,082	192,991
Discover Financial Services	78	13,447
		304,436
Containers & Packaging — 3.1%
Graphic Packaging Holding Co.	2,261	61,398
International Paper Co.	941	50,661
Packaging Corp. of America	230	51,778
Silgan Holdings, Inc.	845	43,990
Smurfit WestRock plc	1,333	71,776
		279,603
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	1,146	45,807
Electric Utilities — 3.0%
Edison International	440	35,121
Entergy Corp.	365	27,655
NextEra Energy, Inc.	1,206	86,444
PG&E Corp.	3,724	75,152
Xcel Energy, Inc.	701	47,381
		271,753
Electrical Equipment — 0.4%
Eaton Corp. plc	113	37,623
Electronic Equipment, Instruments & Components — 1.1%
TD SYNNEX Corp.	811	95,168
Entertainment — 0.6%
Walt Disney Co. (The)	476	53,040
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B *	526	238,301
Block, Inc. *	396	33,665
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	162	54,862
MGIC Investment Corp.	2,769	65,663
		392,491
Food Products — 0.7%
Post Holdings, Inc. *	544	62,305
Ground Transportation — 0.8%
Union Pacific Corp.	307	69,905
Health Care Equipment & Supplies — 0.7%
Align Technology, Inc. *	121	25,301
Medtronic plc	453	36,167
		61,468
Health Care Providers & Services — 6.4%
Cencora, Inc.	465	104,423
Cigna Group (The)	220	60,680
CVS Health Corp.	886	39,753
HCA Healthcare, Inc.	328	98,531
Henry Schein, Inc. *	1,318	91,207
Humana, Inc.	41	10,522
Labcorp Holdings, Inc.	354	81,212
McKesson Corp.	45	25,437
UnitedHealth Group, Inc.	110	55,771
		567,536
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	2,180	33,457
Host Hotels & Resorts, Inc.	2,077	36,397
		69,854
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.	10	50,191
Expedia Group, Inc. *	322	59,954
McDonald's Corp.	332	96,262
Texas Roadhouse, Inc.	120	21,707
		228,114
Household Durables — 0.6%
Mohawk Industries, Inc. *	481	57,316
Household Products — 1.1%
Procter & Gamble Co. (The)	586	98,189
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	189	42,684
Industrial REITs — 0.3%
EastGroup Properties, Inc.	155	24,939
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — 5.2%
Arch Capital Group Ltd.	342	31,552
Chubb Ltd.	233	64,332
Loews Corp.	1,563	132,405
Oscar Health, Inc., Class A *	1,543	20,737
Progressive Corp. (The)	143	34,323
Travelers Cos., Inc. (The)	570	137,331
WR Berkley Corp.	789	46,161
		466,841
Interactive Media & Services — 0.7%
IAC, Inc. *	867	37,402
Meta Platforms, Inc., Class A	44	25,882
		63,284
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	723	55,621
International Business Machines Corp.	90	19,690
		75,311
Machinery — 1.5%
Dover Corp.	464	87,048
Middleby Corp. (The) *	97	13,136
Timken Co. (The)	460	32,807
		132,991
Media — 0.6%
Nexstar Media Group, Inc.	176	27,723
Sirius XM Holdings, Inc. (a)	1,315	29,987
		57,710
Multi-Utilities — 0.6%
NiSource, Inc.	580	21,311
Public Service Enterprise Group, Inc.	352	29,719
		51,030
Oil, Gas & Consumable Fuels — 7.2%
Chevron Corp.	1,038	150,387
ConocoPhillips	1,440	142,840
Coterra Energy, Inc.	1,380	35,242
EOG Resources, Inc.	803	98,380
EQT Corp.	691	31,846
Kinder Morgan, Inc.	2,607	71,426
Phillips 66	163	18,531
Williams Cos., Inc. (The)	1,686	91,270
		639,922
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Passenger Airlines — 0.4%
Southwest Airlines Co.	1,160	39,014
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	2,945	166,542
Johnson & Johnson	677	97,927
Merck & Co., Inc.	665	66,173
		330,642
Professional Services — 0.4%
Paylocity Holding Corp. *	167	33,321
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	312	40,936
Residential REITs — 1.6%
American Homes 4 Rent, Class A	1,625	60,807
Mid-America Apartment Communities, Inc.	555	85,810
		146,617
Retail REITs — 1.9%
Federal Realty Investment Trust	525	58,717
Kimco Realty Corp.	1,443	33,819
Regency Centers Corp.	1,089	80,478
		173,014
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	195	41,333
ASML Holding NV (Registered), NYRS (Netherlands)	55	38,014
Microchip Technology, Inc.	952	54,599
Texas Instruments, Inc.	491	92,089
		226,035
Specialized REITs — 2.6%
Lamar Advertising Co., Class A	538	65,529
Outfront Media, Inc.	1	10
Public Storage	207	62,087
Rayonier, Inc.	981	25,614
SBA Communications Corp.	157	32,053
Weyerhaeuser Co.	1,545	43,477
		228,770
Specialty Retail — 3.9%
AutoZone, Inc. *	20	65,318
Bath & Body Works, Inc.	1,499	58,123
Best Buy Co., Inc.	459	39,344
Dick's Sporting Goods, Inc.	177	40,591
Lowe's Cos., Inc.	331	81,788
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Murphy USA, Inc.	71	35,381
Ulta Beauty, Inc. *	58	25,120
		345,665
Technology Hardware, Storage & Peripherals — 1.4%
Hewlett Packard Enterprise Co.	3,391	72,396
Western Digital Corp. *	863	51,458
		123,854
Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co.	357	29,972
Tobacco — 1.0%
Philip Morris International, Inc.	708	85,255
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	149	32,939
Total Common Stocks (Cost $5,366,665)		8,670,123
Short-Term Investments — 2.4%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $198,067)	197,988	198,067
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $19,729)	19,729	19,729
Total Short-Term Investments (Cost $217,796)		217,796
Total Investments — 99.5% (Cost $5,584,461)		8,887,919
Other Assets in Excess of Liabilities — 0.5%		43,623
NET ASSETS — 100.0%		8,931,542

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $19,162.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	17

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$21,114,093	$5,082,035	$11,453,272
Investments in affiliates, at value	227,156	140,861	190,772
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	48,145	—	9,270
Cash	782	596	591
Receivables:
Fund shares sold	13,913	4,644	7,529
Interest from non-affiliates	—	77	—
Dividends from non-affiliates	1,059	3,865	1,021
Dividends from affiliates	28	18	24
Securities lending income (See Note 2.C.)	3	—	1
Other assets	1,141	—	—
Total Assets	21,406,320	5,232,096	11,662,480
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	48,145	—	9,270
Fund shares redeemed	60,490	1,938	29,888
Accrued liabilities:
Investment advisory fees	8,494	2,415	5,942
Administration fees	581	147	573
Distribution fees	1,476	200	386
Service fees	2,414	396	698
Custodian and accounting fees	105	29	64
Trustees’ and Chief Compliance Officer’s fees	2	1	1
Other	196	79	441
Total Liabilities	121,903	5,205	47,263
Net Assets	$21,284,417	$5,226,891	$11,615,217
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$9,126,823	$3,880,897	$8,424,282
Total distributable earnings (loss)	12,157,594	1,345,994	3,190,935
Total Net Assets	$21,284,417	$5,226,891	$11,615,217
Net Assets:
Class A	$4,397,031	$856,501	$1,403,924
Class C	769,882	17,155	50,845
Class I	6,260,493	1,028,233	2,343,451
Class R2	12,817	3,304	55,405
Class R3	39,400	—	64,818
Class R4	46,525	—	39,993
Class R5	165,101	12,505	552,010
Class R6	9,593,168	3,309,193	7,104,771
Total	$21,284,417	$5,226,891	$11,615,217
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	116,411	13,830	35,770
Class C	26,469	300	2,056
Class I	155,345	16,199	47,013
Class R2	348	54	1,266
Class R3	1,046	—	1,344
Class R4	1,154	—	807
Class R5	3,940	196	10,791
Class R6	225,473	52,032	137,357
Net Asset Value (a):
Class A — Redemption price per share	$37.77	$61.93	$39.25
Class C — Offering price per share (b)	29.09	57.29	24.72
Class I — Offering and redemption price per share	40.30	63.48	49.85
Class R2 — Offering and redemption price per share	36.82	60.56	43.77
Class R3 — Offering and redemption price per share	37.69	—	48.23
Class R4 — Offering and redemption price per share	40.31	—	49.54
Class R5 — Offering and redemption price per share	41.91	63.68	51.15
Class R6 — Offering and redemption price per share	42.55	63.60	51.73
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$39.86	$65.36	$41.42
Cost of investments in non-affiliates	$9,304,685	$3,721,840	$8,386,150
Cost of investments in affiliates	227,128	140,828	190,756
Investment securities on loan, at value (See Note 2.C.)	46,604	—	9,156
Cost of investment of cash collateral (See Note 2.C.)	48,146	—	9,270

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$12,817,238	$8,670,123
Investments in affiliates, at value	288,150	198,067
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	19,729
Cash	1,459	597
Receivables:
Fund shares sold	6,520	63,404
Interest from non-affiliates	787	358
Dividends from non-affiliates	14,651	10,239
Dividends from affiliates	36	25
Securities lending income (See Note 2.C.)	1	3
Total Assets	13,128,842	8,962,545
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	—	19,729
Fund shares redeemed	23,126	5,980
Accrued liabilities:
Investment advisory fees	6,343	3,456
Administration fees	407	315
Distribution fees	330	409
Service fees	1,120	785
Custodian and accounting fees	72	47
Trustees’ and Chief Compliance Officer’s fees	— (a)	1
Other	511	281
Total Liabilities	31,909	31,003
Net Assets	$13,096,933	$8,931,542

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$7,534,032	$5,414,226
Total distributable earnings (loss)	5,562,901	3,517,316
Total Net Assets	$13,096,933	$8,931,542
Net Assets:
Class A	$1,186,164	$1,355,825
Class C	32,776	166,356
Class I	1,712,286	1,674,758
Class L	5,208,054	1,329,166
Class R2	68,118	647
Class R3	76,378	2,616
Class R4	29,605	569
Class R5	52,830	18,715
Class R6	4,730,722	4,382,890
Total	$13,096,933	$8,931,542
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	33,679	36,437
Class C	994	4,463
Class I	47,608	44,593
Class L	141,718	35,361
Class R2	2,100	18
Class R3	2,204	72
Class R4	831	15
Class R5	1,442	499
Class R6	128,846	116,846
Net Asset Value (a):
Class A — Redemption price per share	$35.22	$37.21
Class C — Offering price per share (b)	32.99	37.27
Class I — Offering and redemption price per share	35.97	37.56
Class L — Offering and redemption price per share	36.75	37.59
Class R2 — Offering and redemption price per share	32.44	36.48
Class R3 — Offering and redemption price per share	34.65	36.52
Class R4 — Offering and redemption price per share	35.64	37.89
Class R5 — Offering and redemption price per share	36.66	37.48
Class R6 — Offering and redemption price per share	36.72	37.51
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$37.17	$39.27
Cost of investments in non-affiliates	$7,534,020	$5,366,665
Cost of investments in affiliates	288,108	198,067
Investment securities on loan, at value (See Note 2.C.)	—	19,162
Cost of investment of cash collateral (See Note 2.C.)	—	19,729

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	21

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$47,261	$30,275	$21,975
Dividend income from affiliates	5,809	3,492	4,843
Income from securities lending (net) (See Note 2.C.)	6	20	117
Total investment income	53,076	33,787	26,935
EXPENSES:
Investment advisory fees	55,299	15,442	35,809
Administration fees	6,374	1,832	4,094
Distribution fees:
Class A	5,292	1,044	1,754
Class C	2,888	62	194
Class R2	30	7	137
Class R3	42	—	80
Service fees:
Class A	5,292	1,044	1,754
Class C	963	21	65
Class I	7,560	1,198	3,014
Class R2	15	4	68
Class R3	42	—	80
Class R4	56	—	49
Class R5	79	6	272
Custodian and accounting fees	301	87	181
Interest expense to affiliates	—	—	1
Professional fees	65	36	51
Trustees’ and Chief Compliance Officer’s fees	42	20	28
Printing and mailing costs	434	282	473
Registration and filing fees	170	204	107
Transfer agency fees (See Note 2.G.)	238	47	336
Other	2,850	25	46
Total expenses	88,032	21,361	48,593
Less fees waived	(11,140)	(2,776)	(3,775)
Less expense reimbursements	(9)	(17)	—
Net expenses	76,883	18,568	44,818
Net investment income (loss)	(23,807)	15,219	(17,883)
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$968,710	$127,988	$279,379
Investments in affiliates	67	— (a)	35
Net realized gain (loss)	968,777	127,988	279,414
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	588,671	248,270	568,780
Investments in affiliates	12	24	20
Change in net unrealized appreciation/depreciation	588,683	248,294	568,800
Net realized/unrealized gains (losses)	1,557,460	376,282	848,214
Change in net assets resulting from operations	$1,533,653	$391,501	$830,331

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	23

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$115,032	$96,282
Dividend income from affiliates	8,029	4,309
Income from securities lending (net) (See Note 2.C.)	3	8
Total investment income	123,064	100,599
EXPENSES:
Investment advisory fees	43,415	24,663
Administration fees	4,681	3,469
Distribution fees:
Class A	1,547	1,765
Class C	133	660
Class R2	175	1
Class R3	99	3
Service fees:
Class A	1,547	1,765
Class C	44	220
Class I	2,253	2,151
Class L	2,819	693
Class R2	88	1
Class R3	99	3
Class R4	38	1
Class R5	27	9
Custodian and accounting fees	210	139
Professional fees	54	46
Trustees’ and Chief Compliance Officer’s fees	31	25
Printing and mailing costs	469	223
Registration and filing fees	108	92
Transfer agency fees (See Note 2.G.)	146	107
Other	89	44
Total expenses	58,072	36,080
Less fees waived	(6,064)	(4,360)
Less expense reimbursements	(29)	(26)
Net expenses	51,979	31,694
Net investment income (loss)	71,085	68,905
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,183,996	$631,168
Investments in affiliates	116	(16)
Net realized gain (loss)	1,184,112	631,152
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	41,206	144,983
Investments in affiliates	42	2
Change in net unrealized appreciation/depreciation	41,248	144,985
Net realized/unrealized gains (losses)	1,225,360	776,137
Change in net assets resulting from operations	$1,296,445	$845,042
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(23,807)	$(22,687)	$15,219	$27,332
Net realized gain (loss)	968,777	1,051,838	127,988	155,855
Change in net unrealized appreciation/depreciation	588,683	4,197,499	248,294	253,242
Change in net assets resulting from operations	1,533,653	5,226,650	391,501	436,429
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(262,842)	(21,306)	(36,334)	(2,183)
Class C	(59,325)	(5,886)	(736)	—
Class I	(353,826)	(29,953)	(44,499)	(5,092)
Class R2	(766)	(59)	(139)	(3)
Class R3	(2,349)	(169)	—	—
Class R4	(2,615)	(181)	—	—
Class R5	(8,928)	(613)	(583)	(70)
Class R6	(516,178)	(45,955)	(149,946)	(15,747)
Total distributions to shareholders	(1,206,829)	(104,122)	(232,237)	(23,095)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	660,072	(725,627)	536,146	560,386
NET ASSETS:
Change in net assets	986,896	4,396,901	695,410	973,720
Beginning of period	20,297,521	15,900,620	4,531,481	3,557,761
End of period	$21,284,417	$20,297,521	$5,226,891	$4,531,481
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(17,883)	$(26,834)	$71,085	$150,229
Net realized gain (loss)	279,414	939,712	1,184,112	829,566
Change in net unrealized appreciation/depreciation	568,800	419,915	41,248	387,321
Change in net assets resulting from operations	830,331	1,332,793	1,296,445	1,367,116
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(121,831)	—	(133,539)	(67,222)
Class C	(6,824)	—	(3,808)	(2,347)
Class I	(165,054)	—	(195,931)	(104,058)
Class L	—	—	(586,192)	(342,226)
Class R2	(4,297)	—	(8,074)	(3,702)
Class R3	(4,554)	—	(8,606)	(4,230)
Class R4	(2,800)	—	(3,301)	(1,805)
Class R5	(37,156)	—	(5,827)	(2,918)
Class R6	(470,907)	—	(526,782)	(248,302)
Total distributions to shareholders	(813,423)	—	(1,472,060)	(776,810)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	774,483	30,141	379,609	(1,166,909)
NET ASSETS:
Change in net assets	791,391	1,362,934	203,994	(576,603)
Beginning of period	10,823,826	9,460,892	12,892,939	13,469,542
End of period	$11,615,217	$10,823,826	$13,096,933	$12,892,939
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$68,905	$151,012
Net realized gain (loss)	631,152	537,053
Change in net unrealized appreciation/depreciation	144,985	530,119
Change in net assets resulting from operations	845,042	1,218,184
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(131,482)	(86,156)
Class C	(15,290)	(11,569)
Class I	(166,190)	(117,447)
Class L	(132,239)	(91,081)
Class R2	(62)	(26)
Class R3	(253)	(182)
Class R4	(60)	(16)
Class R5	(1,839)	(1,376)
Class R6	(426,158)	(311,065)
Total distributions to shareholders	(873,573)	(618,918)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	214,260	(940,864)
NET ASSETS:
Change in net assets	185,729	(341,598)
Beginning of period	8,745,813	9,087,411
End of period	$8,931,542	$8,745,813
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$319,684	$633,887	$79,817	$145,095
Distributions reinvested	255,115	20,640	36,288	2,179
Cost of shares redeemed	(326,341)	(509,646)	(58,119)	(98,241)
Change in net assets resulting from Class A capital transactions	248,458	144,881	57,986	49,033
Class C
Proceeds from shares issued	54,947	108,355	2,394	4,437
Distributions reinvested	58,107	5,757	735	—
Cost of shares redeemed	(117,130)	(342,007)	(1,618)	(5,806)
Change in net assets resulting from Class C capital transactions	(4,076)	(227,895)	1,511	(1,369)
Class I
Proceeds from shares issued	618,866	1,152,527	281,726	612,962
Distributions reinvested	329,001	27,951	44,445	5,085
Cost of shares redeemed	(644,156)	(1,289,585)	(400,937)	(636,189)
Change in net assets resulting from Class I capital transactions	303,711	(109,107)	(74,766)	(18,142)
Class R2
Proceeds from shares issued	940	3,132	825	935
Distributions reinvested	765	59	139	3
Cost of shares redeemed	(445)	(1,345)	(133)	(277)
Change in net assets resulting from Class R2 capital transactions	1,260	1,846	831	661
Class R3
Proceeds from shares issued	11,656	7,744	—	—
Distributions reinvested	1,433	121	—	—
Cost of shares redeemed	(3,921)	(13,118)	—	—
Change in net assets resulting from Class R3 capital transactions	9,168	(5,253)	—	—
Class R4
Proceeds from shares issued	2,096	15,139	—	—
Distributions reinvested	2,615	181	—	—
Cost of shares redeemed	(2,683)	(4,960)	—	—
Change in net assets resulting from Class R4 capital transactions	2,028	10,360	—	—
Class R5
Proceeds from shares issued	52,050	20,798	645	637
Distributions reinvested	6,672	595	583	70
Cost of shares redeemed	(19,073)	(34,757)	(731)	(426)
Change in net assets resulting from Class R5 capital transactions	39,649	(13,364)	497	281
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$924,631	$2,079,410	$677,125	$909,012
Distributions reinvested	513,688	45,629	149,682	15,599
Cost of shares redeemed	(1,378,445)	(2,652,134)	(276,720)	(394,689)
Change in net assets resulting from Class R6 capital transactions	59,874	(527,095)	550,087	529,922
Total change in net assets resulting from capital transactions	$660,072	$(725,627)	$536,146	$560,386
SHARE TRANSACTIONS:
Class A
Issued	8,353	20,614	1,261	2,582
Reinvested	6,530	685	561	39
Redeemed	(8,554)	(16,322)	(919)	(1,755)
Change in Class A Shares	6,329	4,977	903	866
Class C
Issued	1,844	4,379	41	84
Reinvested	1,930	242	13	—
Redeemed	(3,934)	(14,323)	(28)	(112)
Change in Class C Shares	(160)	(9,702)	26	(28)
Class I
Issued	15,378	35,044	4,175	10,212
Reinvested	7,893	874	671	89
Redeemed	(15,983)	(38,786)	(6,440)	(10,739)
Change in Class I Shares	7,288	(2,868)	(1,594)	(438)
Class R2
Issued	26	104	13	16
Reinvested	20	2	2	— (a)
Redeemed	(12)	(44)	(2)	(5)
Change in Class R2 Shares	34	62	13	11
Class R3
Issued	299	250	—	—
Reinvested	37	4	—	—
Redeemed	(105)	(415)	—	—
Change in Class R3 Shares	231	(161)	—	—
Class R4
Issued	52	424	—	—
Reinvested	63	6	—	—
Redeemed	(66)	(148)	—	—
Change in Class R4 Shares	49	282	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,237	610	9	11
Reinvested	154	18	9	1
Redeemed	(454)	(1,024)	(11)	(7)
Change in Class R5 Shares	937	(396)	7	5
Class R6
Issued	21,940	59,979	10,339	15,679
Reinvested	11,675	1,359	2,257	274
Redeemed	(32,693)	(76,057)	(4,225)	(6,883)
Change in Class R6 Shares	922	(14,719)	8,371	9,070
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$64,439	$150,841	$62,214	$100,341
Distributions reinvested	117,779	—	125,354	62,837
Cost of shares redeemed	(124,038)	(190,475)	(137,140)	(240,655)
Change in net assets resulting from Class A capital transactions	58,180	(39,634)	50,428	(77,477)
Class C
Proceeds from shares issued	4,164	8,705	1,421	3,271
Distributions reinvested	6,688	—	3,701	2,261
Cost of shares redeemed	(8,206)	(23,930)	(7,077)	(16,677)
Change in net assets resulting from Class C capital transactions	2,646	(15,225)	(1,955)	(11,145)
Class I
Proceeds from shares issued	269,217	755,453	104,874	221,174
Distributions reinvested	158,988	—	185,190	97,819
Cost of shares redeemed	(476,422)	(1,046,363)	(285,363)	(550,055)
Change in net assets resulting from Class I capital transactions	(48,217)	(290,910)	4,701	(231,062)
Class L
Proceeds from shares issued	—	—	235,542	549,757
Distributions reinvested	—	—	553,376	322,843
Cost of shares redeemed	—	—	(983,229)	(1,756,234)
Change in net assets resulting from Class L capital transactions	—	—	(194,311)	(883,634)
Class R2
Proceeds from shares issued	5,372	15,717	5,153	15,889
Distributions reinvested	4,297	—	8,055	3,695
Cost of shares redeemed	(7,617)	(15,019)	(9,299)	(16,774)
Change in net assets resulting from Class R2 capital transactions	2,052	698	3,909	2,810
Class R3
Proceeds from shares issued	6,537	24,689	5,857	8,031
Distributions reinvested	4,462	—	8,203	3,962
Cost of shares redeemed	(8,487)	(20,720)	(10,407)	(12,470)
Change in net assets resulting from Class R3 capital transactions	2,512	3,969	3,653	(477)
Class R4
Proceeds from shares issued	5,838	19,300	1,222	13,644
Distributions reinvested	2,800	—	3,301	1,805
Cost of shares redeemed	(6,764)	(8,842)	(4,999)	(5,076)
Change in net assets resulting from Class R4 capital transactions	1,874	10,458	(476)	10,373
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$51,746	$83,327	$2,464	$6,957
Distributions reinvested	34,572	—	5,811	2,912
Cost of shares redeemed	(65,715)	(126,906)	(4,222)	(10,002)
Change in net assets resulting from Class R5 capital transactions	20,603	(43,579)	4,053	(133)
Class R6
Proceeds from shares issued	947,709	1,397,968	520,370	858,996
Distributions reinvested	462,467	—	473,479	223,013
Cost of shares redeemed	(675,343)	(993,604)	(484,242)	(1,058,173)
Change in net assets resulting from Class R6 capital transactions	734,833	404,364	509,607	23,836
Total change in net assets resulting from capital transactions	$774,483	$30,141	$379,609	$(1,166,909)
SHARE TRANSACTIONS:
Class A
Issued	1,583	4,085	1,643	2,881
Reinvested	2,835	—	3,417	1,835
Redeemed	(3,020)	(5,180)	(3,557)	(6,924)
Change in Class A Shares	1,398	(1,095)	1,503	(2,208)
Class C
Issued	153	354	39	101
Reinvested	256	—	108	70
Redeemed	(308)	(988)	(197)	(506)
Change in Class C Shares	101	(634)	(50)	(335)
Class I
Issued	5,289	16,466	2,637	6,323
Reinvested	3,014	—	4,940	2,800
Redeemed	(9,335)	(22,236)	(7,366)	(15,647)
Change in Class I Shares	(1,032)	(5,770)	211	(6,524)
Class L
Issued	—	—	5,929	15,211
Reinvested	—	—	14,438	9,061
Redeemed	—	—	(24,475)	(48,728)
Change in Class L Shares	—	—	(4,108)	(24,456)
Class R2
Issued	117	385	143	491
Reinvested	93	—	238	116
Redeemed	(169)	(366)	(258)	(513)
Change in Class R2 Shares	41	19	123	94
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	132	556	156	232
Reinvested	87	—	227	117
Redeemed	(170)	(470)	(272)	(363)
Change in Class R3 Shares	49	86	111	(14)
Class R4
Issued	116	435	32	403
Reinvested	53	—	89	52
Redeemed	(134)	(197)	(128)	(145)
Change in Class R4 Shares	35	238	(7)	310
Class R5
Issued	985	1,753	62	194
Reinvested	639	—	152	82
Redeemed	(1,251)	(2,646)	(104)	(276)
Change in Class R5 Shares	373	(893)	110	— (a)
Class R6
Issued	17,710	29,404	13,153	23,830
Reinvested	8,450	—	12,363	6,260
Redeemed	(12,743)	(20,860)	(12,027)	(29,395)
Change in Class R6 Shares	13,417	8,544	13,489	695

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$73,058	$237,925
Distributions reinvested	126,924	82,951
Cost of shares redeemed	(165,974)	(328,104)
Change in net assets resulting from Class A capital transactions	34,008	(7,228)
Class C
Proceeds from shares issued	12,620	20,012
Distributions reinvested	14,960	11,344
Cost of shares redeemed	(32,556)	(95,088)
Change in net assets resulting from Class C capital transactions	(4,976)	(63,732)
Class I
Proceeds from shares issued	210,393	325,331
Distributions reinvested	155,404	109,685
Cost of shares redeemed	(296,799)	(779,963)
Change in net assets resulting from Class I capital transactions	68,998	(344,947)
Class L
Proceeds from shares issued	67,883	148,441
Distributions reinvested	123,810	85,565
Cost of shares redeemed	(168,606)	(417,373)
Change in net assets resulting from Class L capital transactions	23,087	(183,367)
Class R2
Proceeds from shares issued	216	73
Distributions reinvested	62	26
Cost of shares redeemed	(68)	(5)
Change in net assets resulting from Class R2 capital transactions	210	94
Class R3
Proceeds from shares issued	540	959
Distributions reinvested	169	152
Cost of shares redeemed	(178)	(1,325)
Change in net assets resulting from Class R3 capital transactions	531	(214)
Class R4
Proceeds from shares issued	283	110
Distributions reinvested	60	16
Cost of shares redeemed	(57)	(7)
Change in net assets resulting from Class R4 capital transactions	286	119
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$344	$1,762
Distributions reinvested	1,839	1,356
Cost of shares redeemed	(963)	(4,919)
Change in net assets resulting from Class R5 capital transactions	1,220	(1,801)
Class R6
Proceeds from shares issued	364,316	685,624
Distributions reinvested	425,467	310,545
Cost of shares redeemed	(698,887)	(1,335,957)
Change in net assets resulting from Class R6 capital transactions	90,896	(339,788)
Total change in net assets resulting from capital transactions	$214,260	$(940,864)
SHARE TRANSACTIONS:
Class A
Issued	1,824	6,664
Reinvested	3,283	2,370
Redeemed	(4,140)	(9,145)
Change in Class A Shares	967	(111)
Class C
Issued	313	561
Reinvested	387	325
Redeemed	(814)	(2,689)
Change in Class C Shares	(114)	(1,803)
Class I
Issued	5,145	8,958
Reinvested	3,980	3,105
Redeemed	(7,370)	(21,618)
Change in Class I Shares	1,755	(9,555)
Class L
Issued	1,698	4,113
Reinvested	3,167	2,419
Redeemed	(4,164)	(11,671)
Change in Class L Shares	701	(5,139)
Class R2
Issued	5	2
Reinvested	2	1
Redeemed	(2)	— (a)
Change in Class R2 Shares	5	3

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	14	27
Reinvested	4	4
Redeemed	(4)	(37)
Change in Class R3 Shares	14	(6)
Class R4
Issued	7	2
Reinvested	1	1
Redeemed	(1)	— (a)
Change in Class R4 Shares	7	3
Class R5
Issued	8	50
Reinvested	47	38
Redeemed	(23)	(134)
Change in Class R5 Shares	32	(46)
Class R6
Issued	9,071	19,011
Reinvested	10,907	8,790
Redeemed	(16,760)	(37,154)
Change in Class R6 Shares	3,218	(9,353)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$37.28	$(0.10)	$2.98	$2.88	$—	$(2.39)	$(2.39)
Year Ended June 30, 2024	28.14	(0.13)	9.47	9.34	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.52	(0.08)	5.79	5.71	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Class C
Six Months Ended December 31, 2024 (Unaudited)	29.27	(0.15)	2.36	2.21	—	(2.39)	(2.39)
Year Ended June 30, 2024	22.25	(0.22)	7.44	7.22	—	(0.20)	(0.20)
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	—	(0.09)	(0.09)
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Class I
Six Months Ended December 31, 2024 (Unaudited)	39.58	(0.05)	3.16	3.11	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.79	(0.05)	10.04	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	36.44	(0.14)	2.91	2.77	—	(2.39)	(2.39)
Year Ended June 30, 2024	27.58	(0.21)	9.27	9.06	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	37.20	(0.10)	2.98	2.88	—	(2.39)	(2.39)
Year Ended June 30, 2024	28.08	(0.13)	9.45	9.32	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	39.59	(0.05)	3.16	3.11	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.80	(0.06)	10.05	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$37.77	7.50%	$4,397,031	1.02%(f)	(0.51)%(f)	1.12%(f)	13%
37.28	33.34	4,103,661	1.04	(0.41)	1.13	28
28.14	25.46	2,957,562	1.04	(0.34)	1.14	38
22.52	(22.53)	2,362,435	1.08	(0.54)	1.14	33
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47

29.09	7.26	769,882	1.52 (f)	(1.01)(f)	1.62 (f)	13
29.27	32.64	779,526	1.54	(0.91)	1.64	28
22.25	24.86	808,227	1.54	(0.84)	1.64	38
17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43
21.42	27.20	942,512	1.64	(0.86)	1.66	47

40.30	7.65	6,260,493	0.77 (f)	(0.26)(f)	0.87 (f)	13
39.58	33.68	5,860,279	0.79	(0.16)	0.88	28
29.79	25.75	4,496,251	0.79	(0.09)	0.89	38
23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47

36.82	7.37	12,817	1.28 (f)	(0.77)(f)	1.39 (f)	13
36.44	33.00	11,464	1.30	(0.67)	1.42	28
27.58	25.08	6,945	1.30	(0.60)	1.44	38
22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43
25.05	27.48	239	1.39	(0.59)	1.88	47

37.69	7.52	39,400	1.03 (f)	(0.52)(f)	1.12 (f)	13
37.20	33.34	30,327	1.05	(0.42)	1.14	28
28.08	25.41	27,413	1.05	(0.36)	1.15	38
22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43
25.27	27.80	1,076	1.14	(0.36)	1.24	47

40.31	7.64	46,525	0.78 (f)	(0.27)(f)	0.87 (f)	13
39.59	33.67	43,769	0.80	(0.17)	0.88	28
29.80	25.74	24,519	0.80	(0.09)	0.89	38
23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43
26.29	28.15	17,739	0.89	(0.11)	0.90	47
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$41.05	$(0.02)	$3.27	$3.25	$—	$(2.39)	$(2.39)
Year Ended June 30, 2024	30.85	(0.01)	10.41	10.40	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	41.62	— (g)	3.32	3.32	—	(2.39)	(2.39)
Year Ended June 30, 2024	31.24	0.03	10.55	10.58	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$41.91	7.71%	$165,101	0.63%(f)	(0.12)%(f)	0.72%(f)	13%
41.05	33.85	123,217	0.65	(0.02)	0.73	28
30.85	25.92	104,828	0.65	0.05	0.74	38
24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43
26.93	28.32	133,780	0.74	0.04	0.76	47

42.55	7.78	9,593,168	0.53 (f)	(0.02)(f)	0.62 (f)	13
41.62	34.01	9,345,278	0.55	0.08	0.63	28
31.24	26.02	7,474,875	0.55	0.15	0.64	38
24.88	(22.11)	5,407,723	0.58	(0.03)	0.64	33
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43
27.16	28.49	4,854,095	0.64	0.14	0.65	47

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$59.22	$0.09	$5.36	$5.45	$(0.15)	$(2.59)	$(2.74)
Year Ended June 30, 2024	53.29	0.19	5.92	6.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	48.06	0.16	6.37	6.53	(0.12)	(1.18)	(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Class C
Six Months Ended December 31, 2024 (Unaudited)	54.96	(0.07)	4.99	4.92	—	(2.59)	(2.59)
Year Ended June 30, 2024	49.56	(0.08)	5.48	5.40	—	—	—
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Class I
Six Months Ended December 31, 2024 (Unaudited)	60.68	0.15	5.52	5.67	(0.28)	(2.59)	(2.87)
Year Ended June 30, 2024	54.58	0.34	6.05	6.39	(0.29)	—	(0.29)
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	57.97	0.01	5.25	5.26	(0.08)	(2.59)	(2.67)
Year Ended June 30, 2024	52.24	0.06	5.77	5.83	(0.10)	—	(0.10)
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	60.91	0.22	5.51	5.73	(0.37)	(2.59)	(2.96)
Year Ended June 30, 2024	54.78	0.43	6.07	6.50	(0.37)	—	(0.37)
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)

42

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$61.93	9.01%	$856,501	1.12%	0.27%	1.23%	29%
59.22	11.48	765,572	1.14	0.35	1.25	38
53.29	13.70	642,773	1.14	0.32	1.26	40
48.06	(16.58)	526,401	1.15	0.08	1.26	33
62.14	47.31	595,304	1.14	(0.05)	1.26	54
47.20	2.20	405,857	1.14	0.28	1.26	49

57.29	8.75	17,155	1.61	(0.23)	1.74	29
54.96	10.90	15,065	1.64	(0.16)	1.77	38
49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54
44.95	1.69	20,753	1.64	(0.23)	1.76	49

63.48	9.16	1,028,233	0.87	0.48	0.98	29
60.68	11.74	1,079,673	0.89	0.60	1.00	38
54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54
48.07	2.46	341,317	0.89	0.53	1.01	49

60.56	8.89	3,304	1.37	0.03	1.60	29
57.97	11.18	2,395	1.39	0.11	1.66	38
52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54
46.64	1.96	623	1.39	0.03	1.55	49

63.68	9.24	12,505	0.72	0.67	0.83	29
60.91	11.91	11,519	0.74	0.75	0.85	38
54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54
48.11	2.62	871	0.74	0.61	0.86	49

43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$60.86	$0.25	$5.51	$5.76	$(0.43)	$(2.59)	$(3.02)
Year Ended June 30, 2024	54.73	0.49	6.07	6.56	(0.43)	—	(0.43)
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

44

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$63.60	9.30%	$3,309,193	0.62%	0.77%	0.73%	29%
60.86	12.03	2,657,257	0.64	0.85	0.75	38
54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54
48.14	2.72	867,761	0.64	0.75	0.76	49

45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$39.72	$(0.13)	$3.32	$3.19	$—	$(3.66)	$(3.66)
Year Ended June 30, 2024	35.03	(0.22)	4.91	4.69	—	—	—
Year Ended June 30, 2023	29.58	(0.18)	5.93	5.75	—	(0.30)	(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	—	(4.64)	(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Class C
Six Months Ended December 31, 2024 (Unaudited)	26.27	(0.15)	2.26	2.11	—	(3.66)	(3.66)
Year Ended June 30, 2024	23.29	(0.26)	3.24	2.98	—	—	—
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	—	(0.30)	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Class I
Six Months Ended December 31, 2024 (Unaudited)	49.51	(0.10)	4.10	4.00	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.56	(0.15)	6.10	5.95	—	—	—
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	43.98	(0.22)	3.67	3.45	—	(3.66)	(3.66)
Year Ended June 30, 2024	38.91	(0.37)	5.44	5.07	—	—	—
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	—	(0.30)	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	48.08	(0.18)	3.99	3.81	—	(3.66)	(3.66)
Year Ended June 30, 2024	42.44	(0.29)	5.93	5.64	—	—	—
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	—	(0.30)	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	49.24	(0.12)	4.08	3.96	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.34	(0.18)	6.08	5.90	—	—	—
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)

46

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$39.25	7.53%	$1,403,924	1.12%	(0.64)%	1.23%	25%
39.72	13.39	1,365,143	1.14	(0.59)	1.26	55
35.03	19.53	1,242,347	1.14	(0.56)	1.26	45
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63

24.72	7.27	50,845	1.62	(1.14)	1.73	25
26.27	12.80	51,347	1.64	(1.08)	1.76	55
23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42
27.15	19.72	86,046	1.74	(1.12)	1.75	63

49.85	7.68	2,343,451	0.87	(0.39)	0.98	25
49.51	13.66	2,378,644	0.89	(0.34)	0.99	55
43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63

43.77	7.39	55,405	1.43	(0.95)	1.51	25
43.98	13.03	53,890	1.45	(0.89)	1.55	55
38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42
39.90	20.00	39,404	1.49	(0.87)	1.55	63

48.23	7.51	64,818	1.18	(0.70)	1.22	25
48.08	13.29	62,283	1.20	(0.64)	1.25	55
42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42
42.53	20.30	42,573	1.24	(0.61)	1.25	63

49.54	7.64	39,993	0.93	(0.45)	0.97	25
49.24	13.61	38,037	0.95	(0.39)	1.00	55
43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42
43.00	20.63	11,194	0.99	(0.37)	1.00	63

47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$50.70	$(0.08)	$4.19	$4.11	$—	$(3.66)	$(3.66)
Year Ended June 30, 2024	44.56	(0.11)	6.25	6.14	—	—	—
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	51.20	(0.05)	4.24	4.19	—	(3.66)	(3.66)
Year Ended June 30, 2024	44.96	(0.07)	6.31	6.24	—	—	—
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

48

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$51.15	7.71%	$552,010	0.77%	(0.30)%	0.82%	25%
50.70	13.78	528,171	0.79	(0.23)	0.84	55
44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42
43.81	20.86	519,097	0.79	(0.17)	0.85	63

51.73	7.80	7,104,771	0.68	(0.20)	0.72	25
51.20	13.88	6,346,311	0.70	(0.14)	0.74	55
44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63

49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$35.88	$0.13	$3.54	$3.67	$(0.25)	$(4.08)	$(4.33)
Year Ended June 30, 2024	34.36	0.28	3.29	3.57	(0.34)	(1.71)	(2.05)
Year Ended June 30, 2023	34.90	0.32	3.01	3.33	(0.28)	(3.59)	(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Class C
Six Months Ended December 31, 2024 (Unaudited)	33.75	0.03	3.34	3.37	(0.05)	(4.08)	(4.13)
Year Ended June 30, 2024	32.43	0.09	3.11	3.20	(0.17)	(1.71)	(1.88)
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Class I
Six Months Ended December 31, 2024 (Unaudited)	36.60	0.18	3.60	3.78	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.99	0.37	3.37	3.74	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Class L
Six Months Ended December 31, 2024 (Unaudited)	37.33	0.21	3.68	3.89	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.66	0.43	3.43	3.86	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	33.33	0.07	3.30	3.37	(0.18)	(4.08)	(4.26)
Year Ended June 30, 2024	32.08	0.17	3.07	3.24	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	35.37	0.13	3.48	3.61	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	33.90	0.27	3.26	3.53	(0.35)	(1.71)	(2.06)
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)

50

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$35.22	9.82%	$1,186,164	1.12%	0.67%	1.22%	18%
35.88	10.75	1,154,573	1.14	0.79	1.24	13
34.36	9.66	1,181,402	1.14	0.91	1.24	12
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16
43.69	51.06	1,608,828	1.22	0.46	1.23	21
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18

32.99	9.55	32,776	1.62	0.17	1.72	18
33.75	10.20	35,234	1.64	0.28	1.75	13
32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21
29.77	(14.58)	84,827	1.73	0.42	1.74	18

35.97	9.95	1,712,286	0.87	0.92	0.96	18
36.60	11.06	1,734,586	0.89	1.04	0.99	13
34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18

36.75	10.02	5,208,054	0.73	1.06	0.81	18
37.33	11.19	5,443,664	0.75	1.18	0.84	13
35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18

32.44	9.67	68,118	1.38	0.41	1.49	18
33.33	10.45	65,891	1.40	0.52	1.51	13
32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21
29.67	(14.36)	59,200	1.49	0.69	1.50	18

34.65	9.80	76,378	1.13	0.66	1.21	18
35.37	10.77	74,046	1.15	0.78	1.24	13
33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21
30.83	(14.13)	63,836	1.23	0.96	1.24	18

51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	$36.30	$0.18	$3.57	$3.75	$(0.33)	$(4.08)	$(4.41)
Year Ended June 30, 2024	34.76	0.37	3.33	3.70	(0.45)	(1.71)	(2.16)
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	37.25	0.22	3.66	3.88	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.59	0.43	3.42	3.85	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.03	0.47	3.10	3.57	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	37.32	0.24	3.67	3.91	(0.43)	(4.08)	(4.51)
Year Ended June 30, 2024	35.65	0.46	3.43	3.89	(0.51)	(1.71)	(2.22)
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

52

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$35.64	9.93%	$29,605	0.88%	0.90%	0.97%	18%
36.30	11.02	30,419	0.90	1.06	0.99	13
34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21
31.34	(13.93)	24,576	0.98	1.21	0.99	18

36.66	10.03	52,830	0.73	1.07	0.82	18
37.25	11.19	49,620	0.75	1.18	0.84	13
35.59	10.08	47,429	0.75	1.30	0.84	12
36.03	(7.35)	48,283	0.78	0.94	0.83	16
44.90	51.69	89,178	0.82	0.87	0.83	21
31.90	(13.79)	69,110	0.83	1.34	0.83	18

36.72	10.08	4,730,722	0.63	1.16	0.72	18
37.32	11.30	4,304,906	0.65	1.28	0.74	13
35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18

53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$37.44	$0.23	$3.40	$3.63	$(0.50)	$(3.36)	$(3.86)
Year Ended June 30, 2024	35.00	0.50	4.41	4.91	(0.50)	(1.97)	(2.47)
Year Ended June 30, 2023	36.05	0.52	2.02	2.54	(0.53)	(3.06)	(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.46	0.49	(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Class C
Six Months Ended December 31, 2024 (Unaudited)	37.40	0.13	3.39	3.52	(0.29)	(3.36)	(3.65)
Year Ended June 30, 2024	34.90	0.32	4.41	4.73	(0.26)	(1.97)	(2.23)
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32	(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Class I
Six Months Ended December 31, 2024 (Unaudited)	37.80	0.29	3.42	3.71	(0.59)	(3.36)	(3.95)
Year Ended June 30, 2024	35.30	0.59	4.46	5.05	(0.58)	(1.97)	(2.55)
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57	(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Class L
Six Months Ended December 31, 2024 (Unaudited)	37.85	0.32	3.43	3.75	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.35	0.64	4.46	5.10	(0.63)	(1.97)	(2.60)
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63	(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	36.80	0.18	3.33	3.51	(0.47)	(3.36)	(3.83)
Year Ended June 30, 2024	34.48	0.40	4.34	4.74	(0.45)	(1.97)	(2.42)
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40	(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	36.82	0.23	3.34	3.57	(0.51)	(3.36)	(3.87)
Year Ended June 30, 2024	34.48	0.49	4.34	4.83	(0.52)	(1.97)	(2.49)
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48	(4.98)	(4.50)	(0.44)	(0.93)	(1.37)

54

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$37.21	9.43%	$1,355,825	1.02%	1.15%	1.12%	19%
37.44	14.62	1,328,087	1.04	1.39	1.15	17
35.00	7.03	1,245,482	1.04	1.45	1.14	24
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23
42.90	49.47	1,050,569	1.13	0.94	1.14	34
29.53	(13.60)	736,715	1.14	1.45	1.16	29

37.27	9.13	166,356	1.52	0.65	1.63	19
37.40	14.07	171,159	1.54	0.89	1.65	17
34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34
29.38	(14.04)	332,229	1.64	0.94	1.66	29

37.56	9.56	1,674,758	0.77	1.40	0.87	19
37.80	14.91	1,619,210	0.79	1.64	0.89	17
35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34
29.71	(13.39)	2,047,640	0.89	1.70	0.90	29

37.59	9.64	1,329,166	0.63	1.54	0.72	19
37.85	15.06	1,311,918	0.65	1.78	0.74	17
35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34
29.73	(13.26)	1,593,954	0.74	1.85	0.75	29

36.48	9.26	647	1.27	0.91	1.43	19
36.80	14.33	456	1.30	1.13	1.58	17
34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34
29.31	(13.82)	182	1.39	1.27	1.55	29

36.52	9.42	2,616	1.03	1.16	1.17	19
36.82	14.61	2,150	1.05	1.38	1.21	17
34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34
29.21	(13.60)	1,519	1.14	1.43	1.18	29

55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	$38.14	$0.30	$3.43	$3.73	$(0.62)	$(3.36)	$(3.98)
Year Ended June 30, 2024	35.62	0.60	4.49	5.09	(0.60)	(1.97)	(2.57)
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.52	0.57	(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	37.76	0.32	3.41	3.73	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.27	0.64	4.46	5.10	(0.64)	(1.97)	(2.61)
Year Ended June 30, 2023	36.30	0.65	2.04	2.69	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63	(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	37.80	0.34	3.42	3.76	(0.69)	(3.36)	(4.05)
Year Ended June 30, 2024	35.31	0.68	4.45	5.13	(0.67)	(1.97)	(2.64)
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66	(5.06)	(4.40)	(0.63)	(0.93)	(1.56)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

56

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$37.89	9.53%	$569	0.78%	1.44%	0.87%	19%
38.14	14.90	309	0.80	1.63	1.08	17
35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34
29.56	(13.40)	32,555	0.88	1.74	0.90	29

37.48	9.61	18,715	0.63	1.54	0.72	19
37.76	15.08	17,623	0.65	1.78	0.74	17
35.27	7.45	18,118	0.65	1.87	0.74	24
36.30	(3.40)	1,178	0.68	1.38	0.74	23
43.12	50.12	1,365	0.73	1.41	0.74	34
29.67	(13.25)	5,529	0.74	1.85	0.75	29

37.51	9.68	4,382,890	0.53	1.64	0.62	19
37.80	15.17	4,294,901	0.55	1.88	0.64	17
35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34
29.71	(13.18)	3,949,596	0.64	1.96	0.65	29

57

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobiles	$606,113	$—	$—	$606,113
Beverages	113,410	—	—	113,410
Biotechnology	493,192	—	—	493,192
Broadline Retail	1,384,716	—	—	1,384,716
Building Products	182,628	—	—	182,628
Capital Markets	1,186,957	—	—	1,186,957
Commercial Services & Supplies	187,658	—	—	187,658
Communications Equipment	158,046	—	—	158,046
Construction & Engineering	255,437	—	—	255,437
Construction Materials	78,795	—	—	78,795
Distributors	80,169	—	—	80,169
Electrical Equipment	486,611	—	—	486,611
Energy Equipment & Services	166,119	—	—	166,119
Entertainment	484,287	—	—	484,287
Financial Services	589,521	—	—	589,521

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Growth Advantage Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ground Transportation	$385,779	$—	$—	$385,779
Health Care Equipment & Supplies	456,886	—	—	456,886
Health Care Providers & Services	110,931	—	—	110,931
Hotels, Restaurants & Leisure	779,792	—	—	779,792
Household Durables	149,351	—	—	149,351
Industrial Conglomerates	121,529	—	—	121,529
Insurance	200,270	—	—	200,270
Interactive Media & Services	2,030,929	—	—	2,030,929
IT Services	220,063	—	—	220,063
Life Sciences Tools & Services	285,662	—	—	285,662
Machinery	314,996	—	—	314,996
Media	222,893	—	—	222,893
Oil, Gas & Consumable Fuels	143,141	—	—	143,141
Personal Care Products	102,915	—	—	102,915
Pharmaceuticals	600,455	—	—	600,455
Professional Services	121,329	—	—	121,329
Semiconductors & Semiconductor Equipment	3,337,737	—	—	3,337,737
Software	3,181,249	—	46,989	3,228,238
Specialty Retail	399,063	—	—	399,063
Technology Hardware, Storage & Peripherals	1,385,772	—	—	1,385,772
Trading Companies & Distributors	62,703	—	—	62,703
Total Common Stocks	21,067,104	—	46,989	21,114,093
Short-Term Investments
Investment Companies	227,156	—	—	227,156
Investment of Cash Collateral from Securities Loaned	48,145	—	—	48,145
Total Short-Term Investments	275,301	—	—	275,301
Total Investments in Securities	$21,342,405	$—	$46,989	$21,389,394

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,222,896	$—	$—	$5,222,896

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$314,613	$—	$—	$314,613
Automobiles	61,689	—	—	61,689
Banks	84,746	—	—	84,746
Beverages	53,804	—	—	53,804
Biotechnology	592,274	—	—	592,274
Building Products	236,220	—	—	236,220

60	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

Mid Cap Growth Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Capital Markets	$1,346,463	$—	$—	$1,346,463
Commercial Services & Supplies	224,789	—	—	224,789
Communications Equipment	50,313	—	—	50,313
Construction & Engineering	248,211	—	—	248,211
Construction Materials	88,736	—	—	88,736
Consumer Staples Distribution & Retail	114,066	—	—	114,066
Distributors	108,870	—	—	108,870
Diversified Consumer Services	111,911	—	—	111,911
Electrical Equipment	425,948	—	—	425,948
Electronic Equipment, Instruments & Components	139,350	—	—	139,350
Energy Equipment & Services	103,739	—	—	103,739
Entertainment	117,697	—	—	117,697
Financial Services	101,525	—	—	101,525
Ground Transportation	234,226	—	—	234,226
Health Care Equipment & Supplies	249,276	—	—	249,276
Health Care Providers & Services	106,692	—	—	106,692
Health Care Technology	123,177	—	—	123,177
Hotels, Restaurants & Leisure	798,902	—	—	798,902
Household Durables	76,961	—	—	76,961
Independent Power and Renewable Electricity Producers	101,000	—	—	101,000
Insurance	97,277	—	—	97,277
IT Services	476,943	—	—	476,943
Life Sciences Tools & Services	309,079	—	—	309,079
Machinery	371,810	—	—	371,810
Media	262,500	—	—	262,500
Oil, Gas & Consumable Fuels	256,302	—	—	256,302
Personal Care Products	85,805	—	—	85,805
Pharmaceuticals	109,414	—	—	109,414
Professional Services	130,823	—	—	130,823
Semiconductors & Semiconductor Equipment	610,222	—	—	610,222
Software	1,779,320	—	27,714	1,807,034
Specialty Retail	580,125	—	—	580,125
Textiles, Apparel & Luxury Goods	76,734	—	—	76,734
Trading Companies & Distributors	64,006	—	—	64,006
Total Common Stocks	11,425,558	—	27,714	11,453,272
Short-Term Investments
Investment Companies	190,772	—	—	190,772
Investment of Cash Collateral from Securities Loaned	9,270	—	—	9,270
Total Short-Term Investments	200,042	—	—	200,042
Total Investments in Securities	$11,625,600	$—	$27,714	$11,653,314

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,105,388	$—	$—	$13,105,388

(a)	Please refer to the SOI for specifics of portfolio holdings.

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,887,919	$—	$—	$8,887,919

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2024, the Funds, with the exception of Growth Advantage Fund and Mid Cap Growth Fund, had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
As of December 31, 2024, Growth Advantage Fund and Mid Cap Growth Fund held restricted securities as follows:
Growth Advantage Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Coreweave, Inc.	11/28/2023	$15,096	$46,989	0.2%
Mid Cap Growth Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Coreweave, Inc.	11/28/2023	$8,904	$27,714	0.2%
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$46,604	$(46,604)	$—
Mid Cap Growth Fund	9,156	(9,156)	—
Value Advantage Fund	19,162	(19,162)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended December 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Mid Cap Equity Fund	$— (a)
Mid Cap Growth Fund	1
Mid Cap Value Fund	— (a)
Value Advantage Fund	1

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Growth Advantage Fund did not have any securities out on loan at December 31, 2024.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$195,828	$2,025,245	$1,993,997	$67	$13	$227,156	227,065	$5,809	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	87,076	38,930	— (c)*	(1)	48,145	48,145	335 *	—
Total	$195,828	$2,112,321	$2,032,927	$67	$12	$275,301		$6,144	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$100,859	$1,380,906	$1,340,927	$— (c)	$23	$140,861	140,805	$3,492	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	12,384	79,533	91,918	— (c)*	1	—	—	126 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	1,716	16,518	18,234	—	—	—	—	14 *	—
Total	$114,959	$1,476,957	$1,451,079	$— (c)	$24	$140,861		$3,632	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$175,763	$1,786,587	$1,771,624	$35	$11	$190,772	190,696	$4,843	$—

64	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

Mid Cap Growth Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	$108,380	$183,430	$282,549	$— (c)*	$9	$9,270	9,270	$585 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	12,884	74,443	87,327	—	—	—	—	57 *	—
Total	$297,027	$2,044,460	$2,141,500	$35	$20	$200,042		$5,485	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$174,796	$1,832,687	$1,719,491	$116	$42	$288,150	288,034	$8,029	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	5,977	92,604	98,582	1 *	— (c)	—	—	166 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	1,295	9,891	11,186	—	—	—	—	7 *	—
Total	$182,068	$1,935,182	$1,829,259	$117	$42	$288,150		$8,202	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$77,317	$1,686,258	$1,565,491	$(16)	$(1)	$198,067	197,988	$4,309	$—

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Value Advantage Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	$59,092	$136,659	$176,024	$(1)*	$3	$19,729	19,729	$473 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	8,047	30,908	38,955	—	—	—	—	38 *	—
Total	$144,456	$1,853,825	$1,780,470	$(17)	$2	$217,796		$4,820	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$79	$23	$54	n/a	$2	$2	$— (a)	$2	$76	$238
Mid Cap Equity Fund
Transfer agency fees	10	1	6	n/a	2	n/a	n/a	— (a)	28	47

66	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Mid Cap Growth Fund
Transfer agency fees	$114	$3	$112	n/a	$13	$2	$1	$5	$86	$336
Mid Cap Value Fund
Transfer agency fees	37	2	15	$32	11	1	— (a)	— (a)	48	146
Value Advantage Fund
Transfer agency fees	34	11	24	11	— (a)	1	— (a)	— (a)	26	107

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.50%
Mid Cap Equity Fund	0.60
Mid Cap Growth Fund	0.60
Mid Cap Value Fund	0.60
Value Advantage Fund	0.50
Prior to November 1, 2024, the investment advisory fee was accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2024, the effective annualized rate was 0.064%, 0.075%, 0.075%, 0.069% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$283	$— (a)
Mid Cap Equity Fund	52	— (a)
Mid Cap Growth Fund	40	— (a)
Mid Cap Value Fund	18	—
Value Advantage Fund	45	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

68	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	0.99%	1.49%	0.74%	n/a	1.25%	1.00%	0.75%	0.60%	0.50%
Mid Cap Equity Fund	1.09	1.59	0.84	n/a	1.35	n/a	n/a	0.70	0.60
Mid Cap Growth Fund	1.09	1.59	0.84	n/a	1.40	1.15	0.90	0.74	0.65
Mid Cap Value Fund	1.09	1.59	0.84	0.75%	1.35	1.10	0.85	0.70	0.60
Value Advantage Fund	0.99	1.49	0.74	0.75	1.25	1.00	0.75	0.60	0.50

Prior to November 1, 2024, the contractual expense limitation is shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.04%	1.54%	0.79%	N/A	1.30%	1.05%	0.80%	0.65%	0.55%
Mid Cap Equity Fund	1.14	1.64	0.89	N/A	1.39	N/A	N/A	0.74	0.64
Mid Cap Growth Fund	1.14	1.64	0.89	N/A	1.45	1.20	0.95	0.79	0.70
Mid Cap Value Fund	1.14	1.64	0.89	0.75%	1.40	1.15	0.90	0.75	0.65
Value Advantage Fund	1.04	1.54	0.79	0.75	1.30	1.05	0.80	0.65	0.55

The expense limitation agreements were in effect for the six months ended December 31, 2024 and are in place until at least October 31, 2025.
For the six months ended December 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$7,332	$3,049	$636	$11,017	$9
Mid Cap Equity Fund	1,596	1,064	44	2,704	17
Mid Cap Growth Fund	1,377	917	1,378	3,672	—
Mid Cap Value Fund	3,417	2,279	206	5,902	29
Value Advantage Fund	2,424	1,614	236	4,274	26
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2024 were as follows:

Growth Advantage Fund	$123
Mid Cap Equity Fund	72
Mid Cap Growth Fund	103
Mid Cap Value Fund	162
Value Advantage Fund	86

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2024, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the six months ended December 31, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Growth Advantage Fund	$45
Mid Cap Equity Fund	108
Mid Cap Growth Fund	9
Value Advantage Fund	28
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$2,586,763	$3,227,898
Mid Cap Equity Fund	1,690,198	1,385,739
Mid Cap Growth Fund	2,811,230	2,718,295
Mid Cap Value Fund	2,446,071	3,550,126
Value Advantage Fund	1,729,473	2,459,089
During the six months ended December 31, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$9,579,959	$11,965,917	$156,482	$11,809,435
Mid Cap Equity Fund	3,862,668	1,437,297	77,069	1,360,228
Mid Cap Growth Fund	8,586,176	3,252,656	185,518	3,067,138
Mid Cap Value Fund	7,822,128	5,578,768	295,508	5,283,260
Value Advantage Fund	5,584,461	3,394,758	91,300	3,303,458
At June 30, 2024, the Funds did not have any net capital loss carryforwards.

70	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the following Funds deferred to July 1, 2024 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)	Late Year Ordinary Loss Deferral
	Short-Term
Growth Advantage Fund	$—	$12,426
Mid Cap Growth Fund	—	15,276
Mid Cap Value Fund	4,776	—
During the year ended June 30, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Growth Advantage Fund	$80,725	$—
Mid Cap Growth Fund	59,087	8,489
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
As of December 31, 2024, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	14.5%	1	24.5%
Mid Cap Equity Fund	1	10.4	2	61.9
Mid Cap Growth Fund	—	—	2	31.3
Mid Cap Value Fund	—	—	3	43.5
Value Advantage Fund	1	10.3	1	15.3
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2024, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Value Advantage Fund	18.4%
Because Mid Cap Equity Fund, Mid Cap Value Fund and Value Advantage Fund invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
8. Subsequent Event
Effective February 5, 2025, Growth Advantage Fund changed from operating as a diversified company to operating as a non-diversified company.

72	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. December 2024.
SAN-MC-1224

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPM Growth Advantage Fund
J.P. Morgan Mutual Fund Investment Trust held a special meeting of shareholders on October 2, 2024, for the purpose of considering and voting upon the approval to change the JPMorgan Growth Advantage Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy.
The special meeting was adjourned to October 30, 2024, November 21, 2024 and December 18, 2024 to allow shareholders additional time to vote on the proposal. The proposal was not approved by either 67% or more of the shares present or represented by proxy at the meeting, or by more than 50% of the outstanding shares (as of the record date set for the special shareholder meeting) of the Fund, as is required, at the October 2, 2024 meeting, the October 30, 2024 meeting and the November 21, 2024 meeting. The elimination of the fundamental investment policy was approved by shareholders of the Fund when the special meeting reconvened on December 18, 2024.
The results of the voting were as follows:

October 2, 2024 Meeting:	Dollar value of Votes Received (000’s)

For	$158,977
Against	6,027
Abstain	8,103

October 30, 2024 Meeting:

For	$172,405
Against	8,846
Abstain	15,001

November 21, 2024 Meeting:

For	$182,091
Against	10,426
Abstain	19,169

December 18, 2024 Meeting:

For	$196.091
Against	11,660
Abstain	25,265

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund and Mid Cap Value Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s performance for Class A and Class R6 shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third, third and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Mid Cap Equity Fund’s performance for Class A, Class I and Class R6 shares was in the third, fourth and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the second, third and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I and Class R6 shares was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Mid Cap Value Fund’s performance for Class A shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class I shares was in the fourth, third and fourth quintiles for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third quintile for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Value Advantage Fund’s performance for Class A and Class R6 shares was in the third, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and third quintiles for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including reductions to the contractual advisory fee and Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, including reductions to the contractual advisory fee and Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including reductions to the contractual advisory fee and Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintile of the Peer
Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including reductions to the contractual advisory fee and Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Value Advantage Fund’s net advisory fee Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including reductions to the contractual advisory fee and Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

March 5, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

March 5, 2025